Derivative Instruments - Realized and unrealized gain (loss) on derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Net gain (loss) on derivative instruments
Total realized gain:	$ 579	$ 2,521	$ 1,588	$ 5,631
Total unrealized gain (loss):	827	(2,891)	1,193	(7,345)
Total realized and unrealized gain (loss) on derivative instruments:	1,406	(370)	2,781	(1,714)
Interest rate swap contracts
Net gain (loss) on derivative instruments
Total realized gain:	579	2,521	1,588	5,631
Total unrealized gain (loss):	$ 827	$ (2,891)	$ 1,193	$ (7,345)